Rendering of services - Contract liabilities (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Deferred revenue
Contract liabilities	₨ 1,132,589	₨ 1,378,155
Advances received from customers during the period		702,444
Applied to revenue		629,398
Refunded to customers	6,882
Advance from customer
Deferred revenue
Contract liabilities	774,673	702,444
Advances received from customers during the period	774,673
Deferred revenue
Deferred revenue
Contract liabilities	₨ 357,916	₨ 675,711